Additional information - Financial Statement Schedule I - Condensed balance sheet (Details) - GBP (£)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Non-current assets
Total non-current assets	£ 1,124,212,000	£ 1,056,503,000
Current assets
Other receivables	9,928,000	1,569,000
Cash and cash equivalents	76,019,000	121,223,000	£ 110,658,000	£ 51,539,000
Total current assets	193,732,000	237,162,000
Total assets	1,317,944,000	1,293,665,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Treasury shares	(21,305,000)	(21,305,000)
Retained earnings	(196,652,000)	(170,042,000)
Total equity	103,950,000	127,508,000	272,512,000	351,232,000
Current liabilities
Total current liabilities	526,870,000	494,842,000
Total equity and liabilities	1,317,944,000	1,293,665,000
Parent
Non-current assets
Investment in subsidiaries	319,265,000	319,265,000
Total non-current assets	319,265,000	319,265,000
Current assets
Other receivables	90,000	1,047,000
Cash and cash equivalents	715,000	131,000	148,000	197,000
Total current assets	805,000	1,178,000
Total assets	320,070,000	320,443,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Treasury shares	(21,305,000)	(21,305,000)
Retained earnings	246,187,000	258,109,000
Total equity	293,757,000	305,679,000	£ 309,683,000	£ 311,852,000
Current liabilities
Other payables	26,313,000	14,764,000
Total current liabilities	26,313,000	14,764,000
Total equity and liabilities	£ 320,070,000	£ 320,443,000